NET LOSS PER SHARE - Summary of Earning Per Shares Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (298,662)	$ (41,187)	¥ (304,888)
Denominator:
Weighted-average number of ordinary shares outstanding-basic (in shares)	339,951,916	339,951,916	338,244,214
Weighted-average number of ordinary shares outstanding-diluted (in shares)	339,951,916	339,951,916	338,244,214
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders-basic | (per share)	¥ (0.88)	$ (0.12)	¥ (0.90)
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders-diluted | (per share)	¥ (0.88)	$ (0.12)	¥ (0.90)